Consolidated statement of comprehensive income - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	R 202,336	R 181,193	R 121,441
Other comprehensive income:
Exchange differences on translating foreign operations	114,596	(60,331)	(80,870)
Attributable to owners of the parent	114,593	(60,339)	(80,820)
Attributable to non-controlling interest	3	8	(50)
Taxation relating to components of other comprehensive income	1,151	(237)	(59)
Other comprehensive income/(loss) for the year, net of tax	115,747	(60,568)	(80,929)
Total comprehensive income for the year	318,083	120,625	40,512
Attributable to:
Owners of the parent	318,080	120,558	40,579
Non-controlling interest	R 3	R 67	R (67)